Investment Strategy - REX Bitcoin Corporate Treasury Convertible Bond ETF	Mar. 12, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in convertible bonds issued by companies that own bitcoin or bitcoin-linked financial instruments in their corporate treasury (“Bitcoin Corporate Treasury Companies”) as defined by the Advisor. The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide total return through investments in convertible bonds issued by Bitcoin Corporate Treasury Companies. The Fund’s 80% policy is non-fundamental and may be changed without shareholder approval, but shareholders will be given at least 60 days’ advance notice of any change to the Fund’s 80% policy. The Advisor defines a Bitcoin Corporate Treasury Company as any company that: (1) generally maintains 5% or more of its assets in Bitcoin or Bitcoin-linked financial instruments; (2) generally derives 5% or more of its income from Bitcoin or Bitcoin-linked financial instruments; (3) companies assigned to SIC Code 6199: Crypto Assets by the SEC staff as of the date of this prospectus; or (4) Bitcoin mining companies. The Advisor may look to publicly available information, among other sources, to determine an issuer’s eligibility as a Bitcoin Corporate Treasury Company.

The Fund is actively managed and allocates its assets in convertible bonds issued by Bitcoin Corporate Treasury Companies based on the Adviser’s proprietary assessment of prevailing market conditions. The Fund does not have a minimum market capitalization requirement. Under current market conditions, the Fund expects to hold approximately 10-15 positions comprised of 5 to 10 issuers. However, this may change based on market conditions, and the Fund expects this number to grow over time. In addition, under current market conditions, the Fund will invest in the securities of companies that will be located primarily in the United States.

Convertible bonds are obligations of a company that can be converted into a predetermined number of shares of common stock of the Bitcoin Corporate Treasury Company issuing the convertible bond. Convertible bonds have various characteristics, including “put” provisions, varying maturity dates, and/or guarantees of principal. Convertible bonds generally provide interest income while also providing upside potential where the price of the underlying common stock increases. The Fund is not restricted by the credit quality of the issuer and may allocate portfolio assets to convertible bonds that are rated less than investment grade or determined to be of comparable credit quality by the Adviser. The Fund also does not have a target duration for the convertible bonds in its portfolio. To the extent that the Fund receives cash as a result of its convertible bonds being called or redeemed for cash at the election of the issuer, such cash will be reinvested in corporate bonds and equity securities issued by such issuer.

The Fund may invest in convertible bonds that have not been registered under the Securities Act of 1933 and may continue to be subject to restrictions on resale, securities held by control persons of the issuer and securities that are subject to contractual restrictions on their resale (collectively, “restricted securities”). Restricted securities include, without limitation, securities eligible for purchase and sale pursuant to Rule 144A under the Securities Act (“Rule 144A”) and other securities issued in private placements. The convertible bonds in which the Fund may invest may be unrated and the liquidity of such bonds will depend on the issuer’s credit rating and prevailing market conditions. The Fund will invest no more than 15% of its total assets in restricted securities that the Adviser has deemed to be illiquid. Convertible bonds in which the Fund may invest are generally traded in over-the-counter markets.

The Fund may invest up to 20% of its assets in equity securities issued by Bitcoin Corporate Treasury Companies. Such investments may arise as a result of the Fund’s convertible bond positions converting into common shares or the Fund may purchase such securities directly in the secondary market. All Fund purchases of securities issued by Bitcoin Corporate Treasury Companies (including both debt and equity securities) will be made in the secondary market at prevailing market rates. The Fund will not purchase debt or equity securities issued in primary offerings.

Presently, the largest issuer of convertible bonds that is a Bitcoin Corporate Treasury Company is MicroStrategy Incorporated (“MSTR”). The Fund will invest significantly in convertible bonds issued by MSTR. As of November 30, 2024, MSTR has conducted seven distinct convertible bond issuances, although it is anticipated that more will be issued. In each prior instance, these issuances have been primarily utilized to finance MSTR’s purchase of additional bitcoin, to redeem previously issued convertible bonds and for other general corporate purposes. In general, such bonds mature within approximately four years of their issuance, unless earlier repurchased, redeemed or converted in accordance with their terms. The notes are convertible into cash, shares of MSTR common stock or a combination of cash and common stock, at MSTR’s election. The conversion rate of each bond into common shares of MSTR is determined based upon a rate set forth in the terms of the individual issuance. Such convertible bonds pay interest on a semi-annual basis.

MicroStrategy Inc. engages in the provision of enterprise analytics and mobility software. MSTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MicroStrategy Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 0-24435 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding MicroStrategy Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Unlike most ETFs, the Fund will not be taxed as a regulated investment company for U.S. federal income tax purposes because of its limited number of holdings. Rather it will be taxed as a regular subchapter C corporation which means taxable income generally must be recognized at both the Fund level and shareholder level.

The Fund will hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which MSTR is assigned by the Advisor. The Fund’s portfolio composition can fluctuate and MSTR may not always make up more than 25% of the Fund’s total assets. The Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries that comprise the Bitcoin Treasury Companies industry (as defined by the Advisor).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will not invest directly in Bitcoin.

The Fund has derived all disclosures contained in this document regarding MicroStrategy Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding MicroStrategy Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSTR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning MicroStrategy Inc. could affect the value of the Fund’s investments with respect to MSTR and therefore the value of the Fund.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in convertible bonds issued by companies that own bitcoin or bitcoin-linked financial instruments in their corporate treasury (“Bitcoin Corporate Treasury Companies”) as defined by the Advisor.